Derivative instruments - Impact of movements in market commodity prices (Details) oz in Millions, lb in Millions	Dec. 31, 2023 lb oz	Dec. 31, 2022 lb oz
Financial Instruments [Abstract]
Gold ounces | oz	(0.1)	0.5
Copper pounds | lb	(0.1)	1.4